Equity-Based Compensation - Common Units activity (Details) - Common Unit award - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Equity-Based Compensation
Fair value of awards vested	$ 0.0	$ 17.6
Unrecognized equity-based compensation cost		$ 1.1
Weighted-average period to recognize unrecognized compensation expense		11 months 12 days
Weighted Average Grant-Date Fair Value
Non-vested, beginning balance (in US$ per share)		$ 9.20
Granted (in US$ per share)	$ 9.20
Vested (in US$ per share)		9.20
Forfeited (in US$ per share)		9.20
Non-vested, ending balance (in US$ per share)	$ 9.20	$ 9.20
Number of Stock Options
Non-vested, beginning balance (in shares)		5,471
Vested (in shares)		(5,038)
Forfeited (in shares)		(53)
Non-vested, ending balance (in shares)	5,471	380
Minimum
Equity-Based Compensation
Vesting period		1 month
Maximum
Equity-Based Compensation
Vesting period		2 years